Note 16 - Income Taxes (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Applicable tax rate	27.00%	27.00%
Net deferred tax assets	$ 3,327,000	$ 1,342,000
Tax effect from dividends on taxable preferred shares	396,000	396,000
Capital loss carryforwards	9,500,000	9,500,000
Deductible temporary differences for which no deferred tax asset is recognised	3,500,000	3,900,000
No expiration [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,200,000	1,500,000
Dependent on future taxable earnings in tax jurisdiction [member]
Statement Line Items [Line Items]
Net deferred tax assets	1,800,000	692,000
US Income Tax Loss Carryforwards [Member]
Statement Line Items [Line Items]
Net deferred tax assets	360,000	0
Capital Loss Carryforward [Member]
Statement Line Items [Line Items]
Net deferred tax assets	$ 1,300,000	$ 0